FINANCIAL INSTRUMENTS - Significant customers and concentration of credit risk (Details) - Trade accounts receivable - Credit concentration - Three largest customers - item	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Significant Customers and Concentration of Credit Risk
Number of largest customers	3	3
Concentration risk (as a percent)	33.60%	48.40%